OTHER INCOME, NET	12 Months Ended
Jun. 30, 2014
OTHER INCOME, NET [Abstract]
OTHER INCOME, NET

NOTE 17. OTHER INCOME, NET

The major components of other income, net, for the fiscal years ended June 30 were:

	2014	2013	2012
Income from equity investees	$(13)	$(12)	$(11)
Insurance and other settlements	(5)	-	-
Interest income	(3)	(3)	(3)
Income from transition and related services	(1)	(3)	(6)
Amortization of trademarks and other intangible assets (Note 7)	8	9	9
Intangible asset impairment charges (Note 7)	3	-	-
Foreign exchange transaction losses, net (Note 1)	1	8	1
Low-income housing partnership gains and other, net	-	(3)	(2)
Total	$(10)	$(4)	$(12)

Investment in Low-Income Housing Partnerships

The Company owns, directly or indirectly, limited partnership interests in low-income housing partnerships, which are accounted for using the equity method of accounting. The Company's investment balance as of June 30, 2014 and 2013, was $4 and $6, respectively. These partnerships are considered to be variable interest entities; however, the Company does not consolidate them because it does not have the power to direct the partnerships' activities that significantly impact their economic performance. The purpose of the partnerships is to develop and operate low-income housing rental properties. The general partners, who typically hold 1% of the partnership interests, are third parties unrelated to the Company and its affiliates, and are responsible for controlling and managing the business and financial operations of the partnerships. As a limited partner, the Company is not responsible for any of the liabilities and obligations of the partnerships nor do the partnerships or their creditors have any recourse to the Company other than for the capital requirements. All available tax benefits from low-income housing tax credits provided by the partnerships were claimed as of fiscal year 2012. The risk that previously claimed low-income housing tax credits might be recaptured or otherwise retroactively invalidated is considered remote.